June 22, 2001



Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C.  20549-1004

     Re:          Washington Mutual Investors Fund, Inc.
                  File Nos.         2-11051
                                    811-604

Gentlemen:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on June 13, 2001 of Registrant's Post-Effective Amendment No. 105 under The Securities Act of 1933 and Amendment No. 33 under The Investment Company Act of 1940.

Sincerely,




                                       Howard L. Kitzmiller
                                       Senior Vice President,
                                       Secretary and Assistant
                                       Treasurer





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